COMPOSITION OF CERTAIN FINANCIAL STATEMENT ITEMS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Composition Of Certain Financial Statement Items
SCHEDULE OF PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at June 30, 2022 and December 31, 2021:

	June 30, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Computers and office equipment	$3,880	$(2,980)	$400	$3,880	$(2,778)	$1,063
Machinery and equipment	371,954	(305,048)	66,906	334,253	(281,489)	52,764
Vehicles	123,032	(123,032)	-	118,653	(118,653)	-
Total fixed assets	$498,366	$(431,060)	$67,306	$456,747	$(402,920)	$53,827

The following table sets forth the components of the Company’s property and equipment at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers and office equipment	$3,880	$(2,778)	$1,063	$3,880	$(573)	$3,307
Machinery and equipment	334,253	(281,489)	52,764	348,376	(271,107)	77,269
Vehicles	118,653	(118,653)	-	127,416	(118,716)	8,700
Total fixed assets	$456,747	$(402,920)	$53,827	$479,672	$(390,396)	$89,276

SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	June 30, 2022	December 31, 2021
Accounts payable and other accruals	$342,847	$310,047
Mineral rights payable	495,028	672,601
Accrued interest	-	5,590
Total	$837,875	$988,238

	December 31,	December 31,
Accounts Payable and Accrued Liabilities	2021	2020
Accounts payable and other accruals	$310,047	$327,704
Mineral rights payable	672,601	-
Accrued interest	5,590	324,415
Total	$988,238	$652,119